                                                  Filed pursuant to Rule 497(c)
                                                             File no. 002-99356

                        COLUMBIA ASSET ALLOCATION FUND
                        COLUMBIA LARGE CAP GROWTH FUND
                        COLUMBIA DISCIPLINED VALUE FUND
                          COLUMBIA COMMON STOCK FUND
                         COLUMBIA SMALL CAP CORE FUND
                      COLUMBIA SMALL COMPANY EQUITY FUND
                         COLUMBIA DIVIDEND INCOME FUND

                         COLUMBIA FUNDS SERIES TRUST I

                               SUPPLEMENT TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 1, 2006

     1. The table captioned "GROWTH FUND(a)" in the section captioned "FUND CHARGES AND EXPENSES--Recent Fees Paid to the Advisor, PFPC and Other Service Providers (dollars in thousands)" is replaced in its entirety with the following:

     GROWTH FUND(a)

                                                            Eleven
                                            Years ended     months        Year
                                           September 30,     ended        ended
                                           ------------- September 30, October 31,
                                            2005   2004    2003 (b)       2002
                                           ------ ------ ------------- -----------
Advisory fee                               $7,192 $7,132    $6,438       $9,319
Administration fee                            707    657       575          816
Pricing and bookkeeping fee                   116    112        87          132
Shareholder service and transfer agent fee  2,391    N/A     1,942          872
   Transfer Agent fee (A Shares)              N/A      6       N/A          N/A
   Transfer Agent fee (B Shares)              N/A      5       N/A          N/A
   Transfer Agent fee (C Shares)              N/A      1       N/A          N/A
   Transfer Agent fee (E Shares)(c)             0      0         0            0
   Transfer Agent fee (F Shares)(c)             0      0         0            0
   Transfer Agent fee (G Shares)              N/A    120       N/A          N/A
   Transfer Agent fee (T Shares)              N/A    490       N/A          N/A
   Transfer Agent fee (Z Shares)              N/A  1,302       N/A          N/A
   Service fee (A Shares)                      19      8         1            0
   Service fee (B Shares)                      14      6         1          684
   Service fee (C Shares)                       3      2       502          N/A
   Service fee (E Shares)(c)                    0      0         0            0
   Service fee (F Shares)(c)                    0      0         0            0

                                                                       Eleven
                                                      Years ended      months        Year
                                                      September 30,     ended        ended
                                                      ------------  September 30, October 31,
                                                      2005   2004      2003(b)       2002
                                                      ----   ----   ------------- -----------
   Service fee (G Shares)                             147    160         166          252
   Service fee (T Shares)                             665    718         622            0
   Distribution fee (A Shares)                        N/A    N/A           0            1
   Distribution fee (B Shares)                         43     18           4            2
   Distribution fee (C Shares)                          8      5           2          N/A
   Distribution fee (E Shares)(c)                       0      0           0            0
   Distribution fee (F Shares)(c)                       0      0           0            0
   Distribution fee (G Shares)                        319    346         359          558
Fees and expenses waived or reimbursed by the Advisor   0    (21)       (200)        (541)
Fees waived by CMD (Class G)                          N/A    N/A           0          (26)
Fees Waived by CMS                                    (57)   N/A           0          (90)

     (a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares, the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares and the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.
     (b) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.
     (c) Class E and Class F shares were not offered during the periods shown in the table.

     2. The table captioned "GROWTH FUND" in the section captioned "FUND CHARGES AND EXPENSES -- 12b-1 Plan, Shareholder Servicing Plan, CDSCs and Conversion of Shares -- Sales-related expenses" is replaced in its entirety with the following, and the footnote below the table is added to the end of such section as footnote "(b)":

                                                                                        GROWTH FUND
                                                               -------------------------------------------------------------
                                                               Class A Class B Class C  Class E    Class F   Class G Class T
                                                               Shares  Shares  Shares  Shares (b) Shares (b) Shares  Shares
                                                               ------- ------- ------- ---------- ---------- ------- -------
Fees to FSFs                                                     $20     $42     $10       $0         $0      $147    $665
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                        3       2       1        0          0         6      12
Allocated travel, entertainment and other promotional expenses
  (including advertising)                                          5       3       1        0          0         9      17

     (b) Class E and Class F shares were not offered during the periods shown in the table.

     [[INT-50/114454-1006]]                October 5, 2006